ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Organization And Principal Activities 1	$ 1,800,000
Organization And Principal Activities 2	95.00%	95.00%
Organization And Principal Activities 3	1,800,000
Organization And Principal Activities 4		7,400,000
Organization And Principal Activities 5	1,100,000
Organization And Principal Activities 6	57.00%	57.00%
Organization And Principal Activities 7	52.54%	52.54%
Organization And Principal Activities 8	11.02%	11.02%
Organization And Principal Activities 9		60,000,000
Organization And Principal Activities 10	8,800,000
Organization And Principal Activities 11		79,000,000
Organization And Principal Activities 12	11,700,000
Organization And Principal Activities 13		19,200,000
Organization And Principal Activities 14	2,800,000
Organization And Principal Activities 15	100.00%	100.00%
Organization And Principal Activities 16		20,200,000
Organization And Principal Activities 17	3,100,000
Organization And Principal Activities 18		33,200,000.000000004
Organization And Principal Activities 19	5,200,000
Organization And Principal Activities 20		40,700,000
Organization And Principal Activities 21	6,400,000
Organization And Principal Activities 22		7,500,000
Organization And Principal Activities 23	1,200,000
Organization And Principal Activities 24	100.00%	100.00%
Organization And Principal Activities 25	81.65%	81.65%
Organization And Principal Activities 26	1,000,000
Organization And Principal Activities 27		40,700,000
Organization And Principal Activities 28	6,200,000
Organization And Principal Activities 29		42,500,000
Organization And Principal Activities 30	6,500,000
Organization And Principal Activities 31		1,790,000
Organization And Principal Activities 32	280,000
Organization And Principal Activities 33	81.65%	81.65%
Organization And Principal Activities 34	78.21%	78.21%
Organization And Principal Activities 35	120,000
Organization And Principal Activities 36	100.00%	100.00%
Organization And Principal Activities 37		53,980,000
Organization And Principal Activities 38	$ 8,570,000